UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                      MERCANTILE ABSOLUTE RETURN FUND, LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



MERCANTILE ABSOLUTE RETURN
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2005

MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
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INVESTMENTS                                                       COST           VALUE       % OF NET ASSETS
INVESTMENT FUNDS
CONVERTIBLE/CAPITAL STRUCTURE ARBITRAGE
    Akanthos Arbitrage Fund, L.P.                             $  1,750,000    $  1,524,979            2.77%
                                                              ------------    ------------    ------------
             Total Convertible/Capital Structure Arbitrage       1,750,000       1,524,979            2.77

CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.                1,500,000       2,268,423            4.11
    Blue Mountain Credit, L.P.                                   2,000,000       2,119,641            3.85
    Chatham Asset Partners High Yield Fund, L.P.                 2,000,000       2,227,089            4.04
    GSO Special Situations, LP                                     750,000         771,868            1.40
    Satellite Credit Opportunities Fund, Ltd.                    2,000,000       2,908,950            5.28
                                                              ------------    ------------    ------------
             Total Credit Based                                  8,250,000      10,295,971           18.68

EVENT-DRIVEN
    Aspen Partners, L.P.                                         1,272,655       1,518,038            2.76
    Cerberus Partners, L.P.                                      2,000,000       3,355,348            6.09
    Farallon Capital Offshore Investors, Inc.                    2,000,000       3,219,307            5.84
                                                              ------------    ------------    ------------
             Total Event-Driven                                  5,272,655       8,092,693           14.69

FIXED INCOME ARBITRAGE
    BlueCrest Capital, L.P.                                      2,250,000       2,676,779            4.86
    Brevan Domestic Fund, L.P.                                   1,000,000       1,203,687            2.18
    Grossman Currency Fund, L.P.                                   700,000         901,877            1.64
    Highland Opportunity Fund, L.P.                              1,750,000       2,040,877            3.70
    MKP Opportunity, L.P.                                        1,750,000       1,982,706            3.60
    Obsidian Fund, L.L.C                                         1,811,552       2,123,162            3.85
    PIMCO Global Relative Value Fund, L.L.C                        870,346         958,110            1.74
    South Hill Trading Corporation                               1,750,000       1,990,503            3.61
                                                              ------------    ------------    ------------
             Total Fixed Income Arbitrage                       11,881,898      13,877,701           25.18

HEDGED EQUITY
    32 Capital Fund, L.L.C                                       1,000,000       1,121,586            2.04
    Ascend Partners Sapient, L.P.                                1,000,000       1,064,378            1.93
    Intrepid Capital Fund (QP), L.P.                             1,000,000       1,065,209            1.93
    Thruway Partners, L.P.                                       1,000,000       1,163,934            2.11
                                                              ------------    ------------    ------------
             Total Hedged Equity                                 4,000,000       4,415,107            8.01

MULTI-STRATEGY
    Amaranth Partners, L.L.C                                     2,800,000       4,080,608            7.41
    Animi Fund, L.P.                                             2,000,000       2,117,855            3.84
    Canyon Value Realization Fund, L.P.                          2,500,000       3,597,146            6.53
    Domestic CAP Partners, L.P.                                  1,487,734       1,532,062            2.78
    Elliott Associates, L.P.                                     2,000,000       2,862,635            5.19
    Perry Partners, L.P.                                         2,000,000       2,740,719            4.97
                                                              ------------    ------------    ------------
             Total Multi-Strategy                               12,787,734      16,931,025           30.72
                                                              ------------    ------------    ------------
             Total Investments*                               $ 43,942,287    $ 55,137,476          100.05%
                                                              ============    ============    ============

* Percentages are based on net assets of $55,107,628. The aggregate cost of investments for tax purposes was $43,942,287. Net unrealized appreciation on investments for tax purposes was $11,195,189 consisting of $11,420,210 of gross unrealized appreciation and $225,021 of gross unrealized depreciation.

MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
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The investments in Investment Funds shown on the previous page, representing 100.05% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006


/s/ Scott J. Liotta
 -------------------
Scott J. Liotta
Principal Financial Officer

Date: February 24, 2006